Benefit Plans (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Entity Information [Line Items]
2016	$ 41,552
2017	42,715
2018	43,371
2019	43,827
2020	44,467
2021 through 2025 (in total)	224,933
Indianapolis Power And Light Company
Entity Information [Line Items]
2016	41,552
2017	42,715
2018	43,371
2019	43,827
2020	44,467
2021 through 2025 (in total)	$ 224,933